STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 9 – STOCK OPTIONS

Our 2009 Executive Compensation Plan (“2009 Plan”) and our 2007 Equity Compensation Plan (“2007 Plan”) each allow for the issuance of up to 6,000,000 shares of common stock, or 12,000,000 in the aggregate. Collectively, the 2009 Plan and 2007 Plan are referred to as “the Plans.”

On July 17, 2016, our board of directors adopted the GenSpera, Inc. Inducement Award Stock Option Plan. The plan is to be used in connection with the recruiting and inducement of senior management and employees. We did not seek approval of the plan by our stockholders. Pursuant to the plan, we may grant stock options for up to a total of 9,000,000 shares of common stock to new employees.

Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of operations for the nine months ended September 30, 2016 and 2015 was as follows:

	Nine months ended September 30,
	2016	2015

Research and development	$21	$28
General and administrative	49	73
	$70	$101

The following table summarizes stock option activity under the Plans:

		Weighted-	Weighted-average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)
Outstanding at December 31, 2015	292,140	$48.00
Granted	121,759	$4.50
Expired	(32,500)	$47.10
Forfeited	(115,536)	$52.20
Outstanding at September 30, 2016	265,863	$26.40	5.3	$—

Exercisable at September 30, 2016	154,384	$42.00	2.2	$—

As of September 30, 2016, there was approximately $199,000 of total unrecognized compensation cost related to non-vested stock options which vest over a weighted-average period of approximately 1.5 years. As of September 30, 2016, there was no unrecognized compensation expense related to performance-based, non-vested employee stock options.

During the nine months ended September 30, 2016, we issued options to purchase 5,300 shares of common stock to non-employee directors under the Plans pursuant to our non-employee director compensation policy. We also issued options to purchase 104,626 shares of common stock to employees. Additionally, we issued options to purchase 11,833 shares of common stock to consultants and advisors. During the nine months ended September 30, 2015, we issued options to purchase 5,300 shares of common stock to non-employee directors, respectively, under the Plans pursuant to our non-employee director compensation policy. Additionally, we issued options to purchase 7,253 shares of common stock to consultants and advisors. The weighted-average fair value of the options granted during 2016 and 2015 was estimated at $2.10 and $9.60 per share, respectively, on the date of grant. During the nine months ended September 30, 2016 and 2015, no options were exercised.

On August 2, 2016, and August 8, 2016, respectively, we entered into employment agreements with Christopher Lowe and Ronald Shazer to serve as our chief executive officer and chief medical officer, respectively. In conjunction with the employment agreement of Christopher Lowe, we issued Mr. Lowe 72,155 common stock purchase options. The options have a term of 7 years, an exercise price of $4.35 per share and (i) 18,039 shares vest monthly over a 12-month period and (ii) the remaining 54,116 shares vest upon achievements of certain milestones and time. In conjunction with the employment agreement of Ronald Shazer, we issued Dr. Shazer 32,470 common stock purchase options. The options have a term of 7 years, an exercise price of $4.50 per share and (i) 8,118 shares vest monthly over a 12-month period and (ii) the remaining 24,352 shares vest upon achievements of certain milestones and time. Both options were granted pursuant to our Inducement Award Stock Option Plan.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2016 and 2015:

	Nine months ended September 30,
	2016	2015
Volatility	90.9%	58.4%
Expected term (years)	1.9	3.4
Risk-free interest rate	0.76%	1.0%
Dividend yield	0%	0%

NOTE 11 — STOCK OPTIONS

Deferred Compensation Plan

In July of 2011, we adopted Executive Deferred Compensation Plan (the Deferred Plan). The Deferred Plan is intended to comply with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended (the Code). The Deferred Plan is intended to be an unfunded “top hat” plan which is maintained primarily to provide deferred compensation benefits for a select group of our “management or highly compensated employees” within the meaning of Sections 201, 301, and 401 of the Employee Retirement Income Security Act of 1974, as amended (ERISA), and to therefore be exempt from the provisions of Parts 2, 3, and 4 of Title I of ERISA. The Deferred Plan is intended to help build a supplemental source of savings and retirement income through pre-tax deferrals of eligible compensation, which may include cash, option and stock bonus awards, discretionary cash, option and stock awards and/or any other payments which may be designated by the Deferred Plan administrator, as eligible, for deferral under the Deferred Plan from time to time. As administered, the Deferred Plan is used to defer compensation of stock awards granted under our other equity compensation plans and does not by its terms approve any grants or awards.

GenSpera’s Compensation Plans

The Company’s 2007 Equity Compensation Plan (2007 Plan) and 2009 Executive Compensation Plan (2009 Plan) (together, the Plans) provide for the awarding of stock grants, nonqualified and incentive stock options, restricted stock units, performance units or other stock-based awards to officers, directors, employees and consultants of the Company. The purpose of the Plans is to advance the interests of GenSpera and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability. Our Plans are administered by a committee of non-employee directors (the Committee). The Committee determines: who shall be granted awards; the vesting periods; the exercise price; and any other terms deemed appropriate for any award.

As of December 31, 2015, our 2009 Plan authorized up to 200,000 shares of common stock to be reserved for issuance upon exercise of stock options or other stock-based awards, and the Company has awarded 164,862 stock options, and 35,138 shares of common stock were available for future grants under the 2009 Plan. All option awards granted under the 2009 Plan are fully vested.

Our 2007 Plan authorizes up to 200,000 shares of common stock to be reserved for the issuance upon exercise of stock options or other stock-based awards, subject to an annual award limitation of 50,000 shares. Under the 2007 Plan, vesting schedules for stock options vary, but generally vest for a period of not more than five years and at a rate of not less than 20% per year. The maximum term of an option granted under the 2007 Plan is ten years. As of December 31, 2015, the Company has awarded 151,694 stock options, and 67,056 shares of common stock were available for future grants under the 2007 Plan. The Company has recorded aggregate stock-based compensation expense related to the issuance of stock option awards in the following line items in the accompanying consolidated statement of losses (in thousands):

	Year Ended December 31,
	2015	2014
Research and development	$45	$891
General and administrative	93	1,164
Total stock-based compensation expense	$138	$2,055

As of December 31, 2015, there was $36,000 of total unrecognized compensation cost related to non-vested stock options which vest over time, and is expected to be recognized over a weighted-average period of 0.7 of a year. As of December 31, 2014, there was $43,000 of total unrecognized compensation cost related to non-vested stock options which vest over time, and is expected to be recognized over a weighted-average period of 1.2 years.

The following table summarizes stock option activity under the Plans:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)

Outstanding at December 31, 2013	201,688	$54.60
Granted	91,982	$37.80
Exercised	—	—
Forfeited	(4,167)	$45.00	4.0	$46

Outstanding at December 31, 2014	289,503	$48.60
Granted	12,553	$23.70
Forfeited	(9,916)	$62.40
Outstanding at December 31, 2015	292,140	$48.00	3.2	$—

Exercisable at December 31, 2015	288,573	$48.30	3.2	$—

During 2015 and 2014, the Company issued options to purchase 5,300 and 70,263 shares of common stock, respectively, to employees, and non-employee directors under the Plans. The weighted-average fair value of the options granted to employees and non-employee directors during 2015 and 2014 was estimated at $9.00 and $14.40 per share, respectively, on the date of grant.

During 2015 and 2014, the Company issued options to purchase 7,253 and 21,719 shares of common stock, respectively, to consultants under the Plan. The per-share weighted-average fair value of the options granted to consultants during 2015 and 2014 was estimated at $10.20 and $11.40, respectively, on the date of grant.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Volatility	58.4%	55.8%
Expected term (years)	3.4	3.5
Risk-free interest rate	1.0%	0.7%
Dividend yield	None	None

No options were exercised during the years ended December 31, 2015 and 2014.